STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION	12 Months Ended
Jun. 29, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION
NOTE 15: STOCK OPTIONS AND OTHER SHARE-BASED COMPENSATION
As of June 29, 2018, we had options or other share-based compensation outstanding under two shareholder-approved employee stock incentive plans (“SIPs”), the Harris Corporation 2005 Equity Incentive Plan (As Amended and Restated Effective August 27, 2010) and the Harris Corporation 2015 Equity Incentive Plan (the “2015 EIP”) (prior to July 3, 2015, we had an additional shareholder approved SIP under which options or other share-based compensation was outstanding). Grants of share-based awards after October 23, 2015 were made under our 2015 EIP. We believe that share-based awards more closely align the interests of participants with those of shareholders. Certain share-based awards provide for accelerated vesting if there is a change in control (as defined under our SIPs).
Summary of Share-Based Compensation Expense
The following table summarizes the amounts and classification of share-based compensation expense:

	2018	2017

	(In millions)
Total expense	$51	$42
Included in:
Cost of product sales and services	$8	$3
Engineering, selling and administrative expenses	43	39
Income from continuing operations	51	42
Tax effect on share-based compensation expense	(16)	(16)
Total share-based compensation expense after-tax	$35	$26
Compensation cost related to share-based compensation arrangements that was capitalized as part of inventory or fixed assets in fiscal 2018 and 2017 was not material.
As of the end of fiscal 2018, a total of 26,913,981 shares of common stock remained available under our 2015 EIP for future issuance (excluding shares to be issued in respect of outstanding options and other share-based awards, and with each full-value award (e.g., restricted stock and restricted stock unit awards and performance share and performances share unit awards) counting as 4.6 shares against the total remaining for future issuance). In fiscal 2018, we issued an aggregate of 709,367 shares of common stock under the terms of our SIPs, which is net of shares withheld for tax purposes.
Stock Options
The following information relates to stock options, including performance stock options, that have been granted under shareholder-approved SIPs. Option exercise prices are equal to or greater than the fair market value of our common stock on the date the options are granted, using the closing stock price of our common stock. Options may be exercised for a period of ten years after the date of grant, and options, other than performance stock options, generally become exercisable in installments, which are typically 33.3 percent one year from the grant date, 33.3 percent two years from the grant date and 33.3 percent three years from the grant date. In certain instances, vesting and exercisability are also subject to performance criteria.
The fair value as of the grant date of each option award was determined using the Black-Scholes-Merton option-pricing model which uses assumptions noted in the following table. Expected volatility over the expected term of the options is based on implied volatility from traded options on our common stock and the historical volatility of our stock price. The expected term of the options is based on historical observations of our common stock, considering average years to exercise for all options exercised and average years to cancellation for all options canceled, as well as average years remaining for vested outstanding options, which is calculated based on the weighted-average of these three inputs. The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.
A summary of the significant assumptions used in determining the fair value of stock option grants under our SIPs is as follows:

	2018	2017

Expected dividends	1.8%	2.4%
Expected volatility	19.3%	21.8%
Risk-free interest rates	1.8%	1.2%
Expected term (years)	5.00	5.03

A summary of stock option activity under our SIPs as of June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In millions)
Stock options outstanding June 30, 2017	4,910,142	$69.89
Stock options forfeited or expired	(98,532)	$88.51
Stock options granted	412,285	$119.70
Stock options exercised	(525,525)	$64.25
Stock options outstanding June 29, 2018	4,698,370	$74.50	6.53	$329.05
Stock options exercisable June 29, 2018	3,084,969	$64.34	5.71	$247.42
The weighted-average grant-date fair value was $18.60 per share and $13.82 per share for options granted during fiscal 2018 and 2017, respectively. The total intrinsic value of options exercised during fiscal 2018 and 2017 was $39 million and $47 million, respectively, at the time of exercise.
A summary of the status of our nonvested stock options at June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares	Weighted-Average Grant-Date Fair Value Per Share
Nonvested stock options June 30, 2017	2,596,282	$13.23
Stock options granted	412,285	$18.60
Stock options vested	(1,395,166)	$13.15
Nonvested stock options June 29, 2018	1,613,401	$14.66
As of June 29, 2018, there was $24 million of total unrecognized compensation expense related to nonvested stock options granted under our SIPs. This expense is expected to be recognized over a weighted-average period of 1.10 years. The total fair value of stock options that vested during fiscal 2018 and 2017 was approximately $18 million and $17 million, respectively.
Restricted Stock and Restricted Stock Unit Awards
The following information relates to awards of restricted stock and restricted stock units that have been granted to employees under our SIPs. These awards are not transferable until vested and the restrictions generally lapse upon the achievement of continued employment over a specified time period.
The fair value as of the grant date of these awards was based on the closing price of our common stock on the grant date and is amortized to compensation expense over the vesting period. At June 29, 2018, there were 25,902 shares of restricted stock and 388,788 restricted stock units outstanding which were payable in shares.
A summary of the status of these awards at June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares or Units	Weighted-Average Grant Price Per Share or Unit
Restricted stock and restricted stock units outstanding at June 30, 2017	260,964	$84.92
Restricted stock and restricted stock units granted	312,247	$141.46
Restricted stock and restricted stock units vested	(138,659)	$80.44
Restricted stock and restricted stock units forfeited	(19,862)	$111.88
Restricted stock and restricted stock units outstanding at June 29, 2018	414,690	$127.70
As of June 29, 2018, there was $39 million of total unrecognized compensation expense related to these awards under our SIPs. This expense is expected to be recognized over a weighted-average period of 1.79 years. The weighted-average grant date price per share or per unit of these awards granted during fiscal 2018 and 2017 was $141.46 and $94.60, respectively. The total fair value of these awards that vested during fiscal 2018 and 2017 was approximately $11 million and $14 million, respectively.
Performance Share Unit Awards
The following information relates to awards of performance share units that have been granted to employees under our SIPs. Generally, these awards are subject to performance criteria, such as meeting predetermined operating income or earnings per share and return on invested capital targets (and market conditions, such as total shareholder return (“TSR”)) for a 3-year performance period. These awards also generally vest at the expiration of the same 3-year period. The final determination of the number of shares to be issued in respect of an award is made by our Board of Directors or a committee of our Board of Directors.
The fair value as of the grant date of these awards was determined based on a fair value from a multifactor Monte Carlo valuation model that simulates our stock price and TSR relative to other companies in our TSR peer group, less a discount to reflect the delay in payments of cash dividend-equivalents that are made only upon vesting. The fair value of these awards is amortized to compensation expense over the vesting period if achievement of the performance measures is considered probable. At June 29, 2018, there were 625,293 performance share units outstanding which were payable in shares.
A summary of the status of these awards at June 29, 2018 and changes during fiscal 2018 is as follows:

	Shares or Units	Weighted-Average Grant Price Per Share or Unit
Performance share units outstanding at June 30, 2017	633,735	$81.81
Performance share units granted	193,321	$123.13
Performance share units vested	(173,505)	$66.48
Performance share units forfeited	(28,258)	$97.97
Performance share units outstanding at June 29, 2018	625,293	$98.11
As of June 29, 2018, there was $23 million of total unrecognized compensation expense related to these awards under our SIPs. This expense is expected to be recognized over a weighted-average period of 1.05 years. The weighted-average grant date price per unit of these awards granted during fiscal 2018 and 2017 was $123.13 and $84.40, respectively. The total fair value of these awards that vested during fiscal 2018 and 2017 was approximately $12 million and $21 million, respectively.